LONG-TERM LOANS AND CREDIT LINES (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt, by Current and Noncurrent [Abstract]
Schedule of Line of Credit Facilities
	Total balance amount as of year ended December 31
	2024	2023	Rate		Duration
Israel

Gov guaranteed loans (see a)	$3,990	$4,707	7.75	%(*)	5-10
Commercial loans (see b)	2,171	2,601	7.15	%(*)	7

USA

Commercial loans (see c)	6,285	7,076	3.75% - 4.2%		5-10
Line of Credit (see d)	4,350	12,137	7.25%-8.6	%(*)	Revolving
Machinery finance loans (see e)	575	712	6.65%		5
	$17,371	$27,224

Schedule of Long-Term Loans and Credit Lines
Year	Amount
2025	2,083
2026	2,065
2027	3,263
2028	1,863
2029 and after	3,747
$13,021

Schedule of Carrying Values and Fair Values of Long-Term Debt
	Fair value		Carrying Amount
	2024	2023	2024	2023

The TAT subsidiary loan at c above	$1,953	$2,473	$2,224	$2,447
The other TAT subsidiary loan at c above	$3,566	$4,486	$4,061	$4,412